Other Current Liabilities	12 Months Ended
Sep. 30, 2024
Other Current Liabilities [abstract]
Other Current Liabilities	22. OTHER CURRENT LIABILITIES

	September 30, 2024	September 30, 2023
VAT payable	7,541	10,111
Non-income tax liabilities	4,072	4,111
Other	1,881	1,740
Other current liabilities	13,494	15,962